CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 1,231,997	$ 971,995	$ 729,695
Cost of revenue	133,099	103,691	80,645
Gross profit	1,098,898	868,304	649,050
OPERATING EXPENSES
Research and development	320,799	213,709	156,500
Sales and marketing	630,851	533,539	438,402
General and administrative	148,996	142,090	92,733
Total operating expenses	1,100,646	889,338	687,635
Operating loss	(1,748)	(21,034)	(38,585)
Financial income, net	61,065	55,500	41,911
Income before income taxes	59,317	34,466	3,326
Income tax benefit (expense)	59,425	(2,094)	(5,203)
Net income (loss)	$ 118,742	$ 32,372	$ (1,877)
Net income (loss) per share attributable to ordinary shareholders’, basic	$ 2.31	$ 0.65	$ (0.04)
Net income (loss) per share attributable to ordinary shareholders’, diluted	$ 2.24	$ 0.62	$ (0.04)
Weighted-average ordinary shares used in calculating net income (loss) per ordinary share, basic	51,444,028	49,908,423	48,366,378
Weighted-average ordinary shares used in calculating net income (loss) per ordinary share, diluted	53,086,984	52,420,826	48,366,378